Document and Entity Information	May 23, 2022
Cover [Abstract]
Entity Registrant Name	PARSONS CORP
Amendment Flag	false
Entity Central Index Key	0000275880
Document Type	8-K
Document Period End Date	May 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-07782
Entity Tax Identification Number	95-3232481
Entity Address, Address Line One	5875 Trinity Parkway
Entity Address, Address Line Two	#300
Entity Address, City or Town	Centreville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20120
City Area Code	(703)
Local Phone Number	988-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	PSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false